Property and Equipment - Summary of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	₩ 1,498	₩ 946	₩ 946	₩ 478	₩ 650
Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	888	654		231	337
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	484	165		103	156
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	126	127		₩ 144	₩ 157
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(8,675)	(8,797)
Accumulated Depreciation | Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(6,237)	(6,141)
Accumulated Depreciation | Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(1,440)	(1,702)
Accumulated Depreciation | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	(998)	(954)
Acquisition Price
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	10,173	9,743
Acquisition Price | Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	7,125	6,795
Acquisition Price | Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	1,924	1,867
Acquisition Price | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net	₩ 1,124	₩ 1,081